Stock-based compensation (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation	$ 393	$ 5,414	$ 1,660
Employee Stock Option Plans (ESOP)
Stock-based compensation	363	5,386	1,278
Non-ESOP Option Agreements
Stock-based compensation	$ 30	$ 28	$ 382